Other Disclosures - Risk Management and Principal Risks - Loans and advances at amortised cost, by stage (Details) £ in Millions		6 Months Ended
		Jun. 30, 2018 GBP (£)		Jun. 30, 2017 GBP (£)	Jan. 01, 2018 GBP (£)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment (charges)/releases and other provisions		£ (571)		£ (1,054)
Head Office [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment (charges)/releases and other provisions		5		£ (1)
Loans and advances at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 320,967			£ 317,188
Coverage ratio		2.10%			2.20%
Credit impairment (charges)/releases and other provisions		£ 570
Loan loss rate	[1]	0.0035
Loans and advances at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 327,890			£ 324,290
Loans and advances at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		6,923			7,102
Loans and advances at amortised cost [member] | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 271,586			£ 265,009
Coverage ratio		0.20%			0.20%
Loans and advances at amortised cost [member] | Stage 1 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 272,154			£ 265,617
Loans and advances at amortised cost [member] | Stage 1 | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		568			608
Loans and advances at amortised cost [member] | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 44,331			£ 46,480
Coverage ratio		6.20%			6.30%
Loans and advances at amortised cost [member] | Stage 2 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 47,284			£ 49,592
Loans and advances at amortised cost [member] | Stage 2 | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		2,953			3,112
Loans and advances at amortised cost [member] | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 5,050			£ 5,699
Coverage ratio		40.30%			37.20%
Loans and advances at amortised cost [member] | Stage 3 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 8,452			£ 9,081
Loans and advances at amortised cost [member] | Stage 3 | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		3,402			3,382
Loans and advances at amortised cost [member] | Barclays Group Retail [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 194,480			£ 193,149
Coverage ratio		2.90%			2.80%
Credit impairment (charges)/releases and other provisions		£ 708
Loan loss rate	[1]	0.0071
Loans and advances at amortised cost [member] | Barclays Group Retail [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 200,241			£ 198,777
Loans and advances at amortised cost [member] | Barclays Group Retail [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 5,761			£ 5,628
Loans and advances at amortised cost [member] | Barclays Group Retail [member] | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.30%			0.30%
Loans and advances at amortised cost [member] | Barclays Group Retail [member] | Stage 1 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 160,798			£ 158,762
Loans and advances at amortised cost [member] | Barclays Group Retail [member] | Stage 1 | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 412			£ 442
Loans and advances at amortised cost [member] | Barclays Group Retail [member] | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		7.80%			7.80%
Loans and advances at amortised cost [member] | Barclays Group Retail [member] | Stage 2 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 33,720			£ 34,445
Loans and advances at amortised cost [member] | Barclays Group Retail [member] | Stage 2 | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 2,625			£ 2,670
Loans and advances at amortised cost [member] | Barclays Group Retail [member] | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		47.60%			45.20%
Loans and advances at amortised cost [member] | Barclays Group Retail [member] | Stage 3 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 5,723			£ 5,570
Loans and advances at amortised cost [member] | Barclays Group Retail [member] | Stage 3 | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		2,724			2,516
Loans and advances at amortised cost [member] | Barclays Group Wholesale [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 126,487			£ 124,039
Coverage ratio		0.90%			1.20%
Credit impairment (charges)/releases and other provisions		£ 138
Loan loss rate	[1]	(0.0022)
Loans and advances at amortised cost [member] | Barclays Group Wholesale [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 127,649			£ 125,513
Loans and advances at amortised cost [member] | Barclays Group Wholesale [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 1,162			£ 1,474
Loans and advances at amortised cost [member] | Barclays Group Wholesale [member] | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.10%			0.20%
Loans and advances at amortised cost [member] | Barclays Group Wholesale [member] | Stage 1 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 111,356			£ 106,855
Loans and advances at amortised cost [member] | Barclays Group Wholesale [member] | Stage 1 | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 156			£ 166
Loans and advances at amortised cost [member] | Barclays Group Wholesale [member] | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		2.40%			2.90%
Loans and advances at amortised cost [member] | Barclays Group Wholesale [member] | Stage 2 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 13,564			£ 15,147
Loans and advances at amortised cost [member] | Barclays Group Wholesale [member] | Stage 2 | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 328			£ 442
Loans and advances at amortised cost [member] | Barclays Group Wholesale [member] | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		24.80%			24.70%
Loans and advances at amortised cost [member] | Barclays Group Wholesale [member] | Stage 3 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 2,729			£ 3,511
Loans and advances at amortised cost [member] | Barclays Group Wholesale [member] | Stage 3 | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		678			866
Loans and advances at amortised cost [member] | Head Office [member] | Barclays Group Retail [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 8,086			£ 8,682
Coverage ratio		4.30%			4.00%
Credit impairment (charges)/releases and other provisions		£ 9
Loan loss rate		0.0021
Loans and advances at amortised cost [member] | Head Office [member] | Barclays Group Retail [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 8,452			£ 9,046
Loans and advances at amortised cost [member] | Head Office [member] | Barclays Group Retail [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 366			£ 364
Loans and advances at amortised cost [member] | Head Office [member] | Barclays Group Retail [member] | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.20%			0.10%
Loans and advances at amortised cost [member] | Head Office [member] | Barclays Group Retail [member] | Stage 1 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 6,774			£ 6,498
Loans and advances at amortised cost [member] | Head Office [member] | Barclays Group Retail [member] | Stage 1 | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 11			£ 8
Loans and advances at amortised cost [member] | Head Office [member] | Barclays Group Retail [member] | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		7.60%			3.90%
Loans and advances at amortised cost [member] | Head Office [member] | Barclays Group Retail [member] | Stage 2 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 734			£ 1,596
Loans and advances at amortised cost [member] | Head Office [member] | Barclays Group Retail [member] | Stage 2 | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 56			£ 62
Loans and advances at amortised cost [member] | Head Office [member] | Barclays Group Retail [member] | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		31.70%			30.90%
Loans and advances at amortised cost [member] | Head Office [member] | Barclays Group Retail [member] | Stage 3 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 944			£ 952
Loans and advances at amortised cost [member] | Head Office [member] | Barclays Group Retail [member] | Stage 3 | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		299			294
Loans and advances at amortised cost [member] | Head Office [member] | Barclays Group Wholesale [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 429			£ 8,837
Coverage ratio		11.00%			0.70%
Credit impairment (charges)/releases and other provisions		£ (16)
Loan loss rate		(0.0669)
Loans and advances at amortised cost [member] | Head Office [member] | Barclays Group Wholesale [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 482			£ 8,902
Loans and advances at amortised cost [member] | Head Office [member] | Barclays Group Wholesale [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 53			£ 65
Loans and advances at amortised cost [member] | Head Office [member] | Barclays Group Wholesale [member] | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		3.00%			0.00%
Loans and advances at amortised cost [member] | Head Office [member] | Barclays Group Wholesale [member] | Stage 1 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 436			£ 8,689
Loans and advances at amortised cost [member] | Head Office [member] | Barclays Group Wholesale [member] | Stage 1 | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		13			£ 2
Loans and advances at amortised cost [member] | Head Office [member] | Barclays Group Wholesale [member] | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio					3.60%
Loans and advances at amortised cost [member] | Head Office [member] | Barclays Group Wholesale [member] | Stage 2 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		0			£ 139
Loans and advances at amortised cost [member] | Head Office [member] | Barclays Group Wholesale [member] | Stage 2 | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 0			£ 5
Loans and advances at amortised cost [member] | Head Office [member] | Barclays Group Wholesale [member] | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		87.00%			78.40%
Loans and advances at amortised cost [member] | Head Office [member] | Barclays Group Wholesale [member] | Stage 3 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 46			£ 74
Loans and advances at amortised cost [member] | Head Office [member] | Barclays Group Wholesale [member] | Stage 3 | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		40			58
Loans and advances at amortised cost [member] | Barclays UK [member] | Barclays Group Retail [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 158,350			£ 156,193
Coverage ratio		1.70%			1.60%
Credit impairment (charges)/releases and other provisions		£ 360
Loan loss rate	[1]	0.0045
Loans and advances at amortised cost [member] | Barclays UK [member] | Barclays Group Retail [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 161,097			£ 158,787
Loans and advances at amortised cost [member] | Barclays UK [member] | Barclays Group Retail [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 2,747			£ 2,594
Loans and advances at amortised cost [member] | Barclays UK [member] | Barclays Group Retail [member] | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.10%			0.10%
Loans and advances at amortised cost [member] | Barclays UK [member] | Barclays Group Retail [member] | Stage 1 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 132,186			£ 129,837
Loans and advances at amortised cost [member] | Barclays UK [member] | Barclays Group Retail [member] | Stage 1 | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 148			£ 142
Loans and advances at amortised cost [member] | Barclays UK [member] | Barclays Group Retail [member] | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		5.40%			5.10%
Loans and advances at amortised cost [member] | Barclays UK [member] | Barclays Group Retail [member] | Stage 2 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 25,841			£ 25,798
Loans and advances at amortised cost [member] | Barclays UK [member] | Barclays Group Retail [member] | Stage 2 | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 1,393			£ 1,310
Loans and advances at amortised cost [member] | Barclays UK [member] | Barclays Group Retail [member] | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		39.30%			36.20%
Loans and advances at amortised cost [member] | Barclays UK [member] | Barclays Group Retail [member] | Stage 3 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 3,070			£ 3,152
Loans and advances at amortised cost [member] | Barclays UK [member] | Barclays Group Retail [member] | Stage 3 | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		1,206			1,142
Loans and advances at amortised cost [member] | Barclays UK [member] | Barclays Group Wholesale [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 28,605			£ 27,580
Coverage ratio		0.80%			0.80%
Credit impairment (charges)/releases and other provisions		£ 55
Loan loss rate	[1]	0.0038
Loans and advances at amortised cost [member] | Barclays UK [member] | Barclays Group Wholesale [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 28,835			£ 27,807
Loans and advances at amortised cost [member] | Barclays UK [member] | Barclays Group Wholesale [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 230			£ 227
Loans and advances at amortised cost [member] | Barclays UK [member] | Barclays Group Wholesale [member] | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.10%			0.10%
Loans and advances at amortised cost [member] | Barclays UK [member] | Barclays Group Wholesale [member] | Stage 1 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 23,759			£ 22,835
Loans and advances at amortised cost [member] | Barclays UK [member] | Barclays Group Wholesale [member] | Stage 1 | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 21			£ 25
Loans and advances at amortised cost [member] | Barclays UK [member] | Barclays Group Wholesale [member] | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		1.70%			2.30%
Loans and advances at amortised cost [member] | Barclays UK [member] | Barclays Group Wholesale [member] | Stage 2 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 3,861			£ 3,880
Loans and advances at amortised cost [member] | Barclays UK [member] | Barclays Group Wholesale [member] | Stage 2 | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 66			£ 88
Loans and advances at amortised cost [member] | Barclays UK [member] | Barclays Group Wholesale [member] | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		11.80%			10.40%
Loans and advances at amortised cost [member] | Barclays UK [member] | Barclays Group Wholesale [member] | Stage 3 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 1,215			£ 1,092
Loans and advances at amortised cost [member] | Barclays UK [member] | Barclays Group Wholesale [member] | Stage 3 | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		143			114
Loans and advances at amortised cost [member] | Barclays International [member] | Barclays Group Retail [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 28,044			£ 28,274
Coverage ratio		8.60%			8.60%
Credit impairment (charges)/releases and other provisions		£ 339
Loan loss rate	[1]	0.0223
Loans and advances at amortised cost [member] | Barclays International [member] | Barclays Group Retail [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 30,692			£ 30,944
Loans and advances at amortised cost [member] | Barclays International [member] | Barclays Group Retail [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 2,648			£ 2,670
Loans and advances at amortised cost [member] | Barclays International [member] | Barclays Group Retail [member] | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		1.20%			1.30%
Loans and advances at amortised cost [member] | Barclays International [member] | Barclays Group Retail [member] | Stage 1 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 21,838			£ 22,427
Loans and advances at amortised cost [member] | Barclays International [member] | Barclays Group Retail [member] | Stage 1 | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 253			£ 292
Loans and advances at amortised cost [member] | Barclays International [member] | Barclays Group Retail [member] | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		16.50%			18.40%
Loans and advances at amortised cost [member] | Barclays International [member] | Barclays Group Retail [member] | Stage 2 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 7,145			£ 7,051
Loans and advances at amortised cost [member] | Barclays International [member] | Barclays Group Retail [member] | Stage 2 | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 1,176			£ 1,298
Loans and advances at amortised cost [member] | Barclays International [member] | Barclays Group Retail [member] | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		71.30%			73.70%
Loans and advances at amortised cost [member] | Barclays International [member] | Barclays Group Retail [member] | Stage 3 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 1,709			£ 1,466
Loans and advances at amortised cost [member] | Barclays International [member] | Barclays Group Retail [member] | Stage 3 | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		1,219			1,080
Loans and advances at amortised cost [member] | Barclays International [member] | Barclays Group Wholesale [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 97,453			£ 87,622
Coverage ratio		0.90%			1.30%
Credit impairment (charges)/releases and other provisions		£ (177)
Loan loss rate	[1]	(0.0036)
Loans and advances at amortised cost [member] | Barclays International [member] | Barclays Group Wholesale [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 98,332			£ 88,804
Loans and advances at amortised cost [member] | Barclays International [member] | Barclays Group Wholesale [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 879			£ 1,182
Loans and advances at amortised cost [member] | Barclays International [member] | Barclays Group Wholesale [member] | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.10%			0.20%
Loans and advances at amortised cost [member] | Barclays International [member] | Barclays Group Wholesale [member] | Stage 1 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 87,161			£ 75,331
Loans and advances at amortised cost [member] | Barclays International [member] | Barclays Group Wholesale [member] | Stage 1 | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 122			£ 139
Loans and advances at amortised cost [member] | Barclays International [member] | Barclays Group Wholesale [member] | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		2.70%			3.10%
Loans and advances at amortised cost [member] | Barclays International [member] | Barclays Group Wholesale [member] | Stage 2 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 9,703			£ 11,128
Loans and advances at amortised cost [member] | Barclays International [member] | Barclays Group Wholesale [member] | Stage 2 | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 262			£ 349
Loans and advances at amortised cost [member] | Barclays International [member] | Barclays Group Wholesale [member] | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		33.70%			29.60%
Loans and advances at amortised cost [member] | Barclays International [member] | Barclays Group Wholesale [member] | Stage 3 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 1,468			£ 2,345
Loans and advances at amortised cost [member] | Barclays International [member] | Barclays Group Wholesale [member] | Stage 3 | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		495			694
Off balance sheet loan commitments and financial guarantee contracts [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		332,539			334,573
Off balance sheet loan commitments and financial guarantee contracts [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		289			420
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		660,429	[2]		658,863
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		7,212	[2]		7,522
Other financial assets subject to impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment (charges)/releases and other provisions		1
Other financial assets subject to impairment [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 9			£ 9

[1]	H118 loan impairment charge represents six months of impairment charge, annualised to calculate the loan loss rate.
[2]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £155.1bn (1 January 2018: £128.1 bn ) and impairment allowance of £9m (1 January 2018: £9m)